Condensed Consolidating Financial Information (Narrative) (Details)	Dec. 31, 2017	Dec. 31, 2016	May 21, 2015	Nov. 10, 2010
For the year ending December 31,
Subsidiaries, Ownership Percentage	80.00%
Boyd
For the year ending December 31,
Subsidiaries, Ownership Percentage				100.00%
Boyd | Senior Notes | Senior Notes Due 2023 [Member]
For the year ending December 31,
Debt instrument, stated interest rate	6.875%	6.875%	6.875%	6.875%
Subsidiaries, Ownership Percentage			100.00%